Statements of Stockholders' Equity - USD ($)	Total	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2016	$ 7,029,962		$ 35,345	$ 50,167,372	$ (43,172,755)
Beginning balance, shares at Dec. 31, 2016			353,447,172
Issuance of common stock upon warrant exercise	49,500		$ 41	49,459
Issuance of common stock upon warrant exercise, shares			412,500
Issuance of common stock in payment of vested restricted stock units, net	(3,677,727)		$ 1,574	(3,679,301)
Issuance of common stock in payment of vested restricted stock units, net, shares			15,739,594
Stock based compensation	1,865,993			1,865,993
Net loss	(5,101,165)				(5,101,165)
Ending balance at Dec. 31, 2017	166,563		$ 36,960	48,403,523	(48,273,920)
Ending balance, shares at Dec. 31, 2017			369,599,266
Sale of Preferred Stock and common stock warrants to related party, net	3,960,866	$ 3,960,866
Sale of Preferred Stock and common stock warrants to related party, Shares		5,797,102
Issuance of common stock upon warrant exercise	12,000		$ 10	11,990
Issuance of common stock upon warrant exercise, shares			100,000
Issuance of common stock for payment of dividends on Preferred Stock	56,547		$ 18	56,529
Issuance of common stock for payment of dividends on Preferred Stock, Shares			184,798
Issuance of common stock in payment of vested restricted stock units, net			$ 13	(13)
Issuance of common stock in payment of vested restricted stock units, net, shares			125,000
Stock based compensation	543,098		$ 7	543,091
Stock based compensation, Shares			75,000
Preferred stock dividends	(156,493)				(156,493)
Net loss	(4,550,230)				(4,550,230)
Ending balance at Dec. 31, 2018	$ 32,351	$ 3,960,866	$ 37,008	$ 49,015,120	$ (52,980,643)
Ending balance, shares at Dec. 31, 2018		5,797,102	370,084,064